Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes
Income Taxes

10. Income Taxes

              No provision for U.S. federal or state income taxes has been recorded as the Company has incurred net operating losses since inception and provides a full valuation allowance against its net deferred income tax assets. The tax effect of temporary differences that give rise to the net deferred income tax asset at December 31, 2014 and 2015 is as follows:

	December 31,
in thousands	2014	2015
Deferred Income Tax Assets (Liabilities)
Net operating loss carryforwards	$33,361	$40,617
Capitalized start-up costs	16,090	19,546
R&E credit carryforwards	4,098	4,698
Stock based compensation	—	777
Other	(17)	(6)

Deferred income tax assets	53,532	65,632
Valuation allowance	(53,532)	(65,632)

Net deferred income tax assets (liabilities)	$—	$—

              At December 31, 2014 and 2015, the Company provided a full valuation allowance against its net deferred tax assets since realization of these benefits could not be reasonably assured. Changes in the valuation allowance during years ended December 31, 2014 and 2015 are as follows (in thousands):

Year	Beginning of Year	Additions	Deductions	Balance at End of Year
2014	$45,743	$7,789	$—	$53,532
2015	$53,532	$12,100	$—	$65,632

              The increase in valuation allowance is primarily due to net losses and credits incurred in both 2014 and 2015. This increase in valuation allowance is based on management's assessment that it is more likely than not that the Company will not realize these deferred tax assets. Capitalized start-up costs represent expenses incurred in the organization and start-up of the Company. For U.S. federal and state tax purposes, start-up and organizational costs incurred before October 22, 2004 will be amortized over sixty months and those incurred on and after October 22, 2004 will be amortized over one hundred and eighty months once an active trade or business commences. At December 31, 2015, the Company had net operating loss ("NOL") carryforwards of $103.0 million and had research and experimental credit carryforwards of $5.1 million. These carryforwards will expire in varying amounts between 2018 and 2034. Under the provisions of the Internal Revenue Code, certain substantial changes in the Company's ownership may result in a limitation on the amount of NOL carryforwards and research and development credit carryforwards which can be available in future years. No income tax benefit was recognized in the Company's Statement of Operations for stock-based compensation arrangements due to the Company's net loss position.

              A reconciliation of the Company's estimated U.S. federal statutory rate to the Company's effective income tax rate for the years ended December 31, 2014 and 2015 is as follows:

	Year Ended December 31,
	2014	2015
Tax at U.S. Federal Statutory rate	34.00%	34.00%
State taxes, net	5.39	5.45
Research and development credit	3.05	2.01
Other non-deductible items	(1.20)	(1.05)
Increase in valuation allowance	(41.24)	(40.41)

Effective income tax rate	0.00%	0.00%

              A breakdown of the Company's uncertain tax position during 2014 and 2015 is as follows (in thousands):

	Year Ended December 31,
	2014	2015
Uncertain Tax Position
Gross unrecognized tax benefit at beginning of year	$922	$1,025
Increase from tax positions taken in prior years	(12)	—
Increase from tax position in current year	115	149
Settlements with taxing authorities	—	—
Lapse of statute of limitations / expiration	—	—

Gross unrecognized tax benefit at end of year	$1,025	$1,174

              As of December 31, 2014 and 2015, the Company had uncertain tax positions totaling $1.0 million and $1.2 million, respectively. The Company did not incur any penalties or interest payable to taxing authorities in 2014 and 2015.

              The Company's U.S. Federal and state income tax returns from 1996 to 2014 remain subject to examination by the tax authorities. The Company's 1996 through 2010 years remain open for examination, even though the statute of limitations has expired, due to the net operating losses and credits carried forward for use in prospective years.